Document and Entity Information Document (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	TEREX CORP
Entity Central Index Key	0000097216
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Amendment Flag	true
Amendment Description	Primarily segment realignment
Entity Common Stock, Shares Outstanding		109.8
Entity Public Float			$ 3,020
Entity Well Known-seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes